Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 49,644	$ 7,198	¥ 83,376
Amounts due from related parties, non-current		9,419	1,366	7,529
Amounts included in "Cash and cash equivalents"	[1]	1,093,434	158,533	780,875
Amounts included in "Short-term investments"	[1]	4,088,598	592,791	3,358,937
Amounts included in "Restricted cash"	[1]	5,000	725	5,000
Amounts due to related parties		27,096	3,929	31,897
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	49,644	7,198	83,376
Amounts due from related parties, non-current	[2]	9,419	1,366	7,529
Amounts due to related parties	[3]	26,042	3,776	31,182
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 1,054	$ 153	¥ 715

[1]	The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.
[2]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents.
[3]	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.